SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 14, 2022	Feb. 09, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash consideration paid				$ 5,150,000	$ 10,291,674	$ 75,000
Goodwill			$ 5,747,000		$ 5,747,000	$ 916,000	$ 916,000
Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
Cash consideration paid		$ 5,150,000
Inventory		805,000
Property, plant, and equipment		1,278,000
Total intangible assets		1,609,000
Right of use asset - operating lease		1,797,000
Other liabilities		(283,000)
Operating lease liability		(1,797,000)
Goodwill		1,741,000
Net assets acquired		5,150,000
Mother Earth's Storehouse, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets		$ 513,000
Useful lives (years)		8 years
Mother Earth's Storehouse, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Useful lives (years)		6 years
Mother Earth's Storehouse, Inc. [Member] | Customer Relationship [Member]
Business Acquisition [Line Items]
Total intangible assets		$ 683,000
Mother Earth's Storehouse, Inc. [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Useful lives (years)		5 years
Mother Earth's Storehouse, Inc. [Member] | Non-Compete [Member]
Business Acquisition [Line Items]
Total intangible assets		$ 413,000
Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash consideration paid	$ 5,142,000
Inventory	1,642,000
Property, plant, and equipment	1,478,000
Total intangible assets	3,251,000
Right of use asset - operating lease	6,427,000
Other liabilities	(211,000)
Operating lease liability	(6,427,000)
Goodwill	3,090,000
Promissory note	3,000,000
Total Purchase Consideration	9,250,000
Net assets acquired	9,250,000
Greens Natural Foods [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 1,133,000
Useful lives (years)	8 years
Greens Natural Foods [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 1,103,000
Useful lives (years)	6 years
Greens Natural Foods [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 1,015,000
Useful lives (years)	5 years
Sellers [Member]
Business Acquisition [Line Items]
Total Purchase Consideration	$ 1,108,000